UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jennifer Ottosen
Title:  Chief Compliance Officer & Counsel
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ Jennifer Ottosen                         August 3, 2011
     -----------------------------         -----------------------------
         Jennifer Ottosen                         Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     61
                                        ----------------
Form 13F Information Table Value Total:     $5,736,158
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 June 30, 2011

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               COM              88579Y101      283,549       2,989,448
Abbott Labs Com                     COM              002824100      259,232       4,926,497
Accenture PLC Ireland               COM              G1151C101          470           7,790
Adobe Systems Inc                   COM              00724F101      268,035       8,522,592
Aeropostale Inc                     COM              007865108          365          20,910
Alliant Techsystems Inc             COM              018804104          415           5,830
Amphenol Corp                       COM              032095101      158,964       2,944,338
Apollo Group Inc Cl A               COM              037604105          466          10,680
Automatic Data Processing           COM              053015103      178,156       3,381,867
Ball Corporation                    COM              058498106          306           7,970
Bard (C.R.) Inc                     COM              067383109      147,520       1,342,805
Becton Dickinson                    COM              075887109      218,451       2,535,122
Best Buy Company Inc                COM              086516101          241           7,700
Bristol Myers Squibb Co Com         COM              110122108          457          15,800
CH Robinson Worldwide               COM              12541W209      100,402       1,273,493
Campbell Soup Co                    COM              134429109          450          13,050
Cigna Corp                          COM              125509109          483           9,410
Clorox Co                           COM              189054109        5,626          83,425
Coca-Cola Co                        COM              191216100      149,894       2,227,588
Cognizant Tech Solutions Corp       COM              192446102      181,748       2,478,169
Colgate-Palmolive Co                COM              194162103      170,226       1,947,449
Dell Inc                            COM              24702R101          451          27,100
Deluxe Corp                         COM              248019101          396          16,030
Eaton Vance                         COM              278265103          402          13,320
Ecolab Inc                          COM              278865100       99,204       1,759,567
Eli Lilly & Co                      COM              532457108          442          11,800
Emerson Electric Co                 COM              291011104      268,191       4,767,843
Equifax Inc                         COM              294429105      191,390       5,512,405
Exelon Corp                         COM              30161N101          442          10,340
Express Scripts Inc Cl A            COM              302182100          399           7,410
Exxon Mobil Corp                    COM              30231G102          423           5,210
Federated Investors Inc.            COM              314211103          399          16,760
Forest Labs                         COM              345838106          504          12,830
General Dynamics Corp               COM              369550108          440           5,910
ITT Educational Svcs                COM              45068B109          480           6,140
Johnson & Johnson                   COM              478160104        1,861          27,980
Kinetic Concepts Inc                COM              49460W208          270           4,700
Kroger Co                           COM              501044101          447          18,040
Lexmark Intl Inc                    COM              529771107          412          14,110
Medtronic Inc                       COM              585055106      239,459       6,214,888
Microsoft Corp Com                  COM              594918104      259,105       9,965,593
Nike Inc Cl B                       COM              654106103       99,933       1,110,616
Nu Skin Enterprises                 COM              67018T105          381          10,170
Omnicom Group Inc                   COM              681919106      280,661       5,827,697
Oracle Corp                         COM              68389X105      215,359       6,543,899
Paychex Inc                         COM              704326107      131,159       4,269,520
Pepsico Inc                         COM              713448108      280,672       3,985,125
Praxair Inc                         COM              74005P104      229,100       2,113,665
Procter & Gamble Co                 COM              742718109      247,786       3,897,851
Quest Diagnostics Inc               COM              74834L100          460           7,790
Radioshack                          COM              750438103          356          26,760
Stryker Corp                        COM              863667101      254,513       4,336,578
Sysco Corp                          COM              871829107       94,693       3,036,996
T Rowe Price Group Inc              COM              74144T108      258,057       4,276,721
United Technologies Corp            COM              913017109      286,392       3,235,710
Unitedhealth Group Inc              COM              91324P102          450           8,740
Waddell & Reed Financial Inc        COM              930059100          398          10,960
Wal Mart Stores Inc                 COM              931142103          426           8,030
Waters Corp                         COM              941848103      163,941       1,712,358
Westamerica Bancorporation          COM              957090103          430           8,750
World Acceptance Corp               COM              981419104          418           6,390

                                                                  5,736,158     107,604,235
                                                                  =========     ===========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,801,698                  187,750
Abbott Labs Com                             Sole                    4,627,722                  298,775
Accenture PLC Ireland                       Sole                        7,790
Adobe Systems Inc                           Sole                    7,998,792                  523,800
Aeropostale Inc                             Sole                       20,910
Alliant Techsystems Inc                     Sole                        5,830
Amphenol Corp                               Sole                    2,766,388                  177,950
Apollo Group Inc Cl A                       Sole                       10,680
Automatic Data Processing                   Sole                    3,176,042                  205,825
Ball Corporation                            Sole                        7,970
Bard (C.R.) Inc                             Sole                    1,259,305                   83,500
Becton Dickinson                            Sole                    2,402,682                  132,440
Best Buy Company Inc                        Sole                        7,700
Bristol Myers Squibb Co Com                 Sole                       15,800
CH Robinson Worldwide                       Sole                    1,192,323                   81,170
Campbell Soup Co                            Sole                       13,050
Cigna Corp                                  Sole                        9,410
Clorox Co                                   Sole                       81,925                    1,500
Coca-Cola Co                                Sole                    2,091,266                  136,322
Cognizant Tech Solutions Corp               Sole                    2,335,829                  142,340
Colgate-Palmolive Co                        Sole                    1,824,927                  122,522
Dell Inc                                    Sole                       27,100
Deluxe Corp                                 Sole                       16,030
Eaton Vance                                 Sole                       13,320
Ecolab Inc                                  Sole                    1,649,535                  110,032
Eli Lilly & Co                              Sole                       11,800
Emerson Electric Co                         Sole                    4,477,986                  289,857
Equifax Inc                                 Sole                    5,168,423                  343,982
Exelon Corp                                 Sole                       10,340
Express Scripts Inc Cl A                    Sole                        7,410
Exxon Mobil Corp                            Sole                        5,210
Federated Investors Inc.                    Sole                       16,760
Forest Labs                                 Sole                       12,830
General Dynamics Corp                       Sole                        5,910
ITT Educational Svcs                        Sole                        6,140
Johnson & Johnson                           Sole                       26,980                    1,000
Kinetic Concepts Inc                        Sole                        4,700
Kroger Co                                   Sole                       18,040
Lexmark Intl Inc                            Sole                       14,110
Medtronic Inc                               Sole                    5,822,104                  392,784
Microsoft Corp Com                          Sole                    9,356,874                  608,719
Nike Inc Cl B                               Sole                    1,039,126                   71,490
Nu Skin Enterprises                         Sole                       10,170
Omnicom Group Inc                           Sole                    5,470,618                  357,079
Oracle Corp                                 Sole                    6,137,439                  406,460
Paychex Inc                                 Sole                    4,001,580                  267,940
Pepsico Inc                                 Sole                    3,743,422                  241,703
Praxair Inc                                 Sole                    1,987,473                  126,192
Procter & Gamble Co                         Sole                    3,658,016                  239,835
Quest Diagnostics Inc                       Sole                        7,790
Radioshack                                  Sole                       26,760
Stryker Corp                                Sole                    4,066,685                  269,893
Sysco Corp                                  Sole                    2,840,389                  196,607
T Rowe Price Group Inc                      Sole                    4,026,658                  250,063
United Technologies Corp                    Sole                    3,027,624                  208,086
Unitedhealth Group Inc                      Sole                        8,740
Waddell & Reed Financial Inc                Sole                       10,960
Wal Mart Stores Inc                         Sole                        8,030
Waters Corp                                 Sole                    1,606,148                  106,210
Westamerica Bancorporation                  Sole                        8,750
World Acceptance Corp                       Sole                        6,390
